Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 18, 2015
The Credit Strategist High Yield Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Credit Strategist High Yield Opportunities Fund (Ticker: TCSY) (the “Fund”) seeks to provide current income, with a secondary focus on capital appreciation.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In seeking to achieve the Fund's investment objective, The Credit Strategist Group, LLC (the “Sub-Adviser”) invests the Fund in non-investment grade, event-driven credit instruments that primarily include corporate bonds and bank loans with an average portfolio duration of approximately 3-5 years. These types of securities are commonly referred to as “high yield” or “junk” bonds. An “event-driven” investing strategy is one that seeks to exploit pricing inefficiencies, call premiums or early maturities that may occur in connection with a corporate event (or “catalyst”), such as a bankruptcy, merger, acquisition or public announcement by the issuer.

Under normal market conditions, the Fund will invest not less than 80% of the Fund's total assets in non-investment grade securities, which are securities rated lower than the four highest rating categories of a nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality by the Sub-Adviser. The non-investment grade securities in which the Fund may invest include, without limitation, corporate bonds; bank and senior loans; loan participations; municipal bonds; preferred stock; and equities with exposure to any of the foregoing.

In selecting debt instruments for the Fund's portfolio, the Sub-Adviser focuses on different types of opportunistic credit instruments. These instruments include, without limitation:

•	debt securities that the Sub-Adviser believes will be refinanced (often at a call premium) before maturity due to an identifiable catalyst within approximately a 2-3 year period after acquisition,
•	debt securities trading below intrinsic value that will mature within approximately 3-5 years after acquisition, and
•	debt securities paying high yields that the Sub-Adviser believes are likely to be refinanced (e.g., because the issuer is or will be seeking, or the Sub-Adviser believes that the issuer is or will be seeking, to lower its borrowing costs) within approximately the next 2-3 years after acquisition.

In selecting debt securities for the Fund, the Sub-Adviser may select debt securities of any maturity; however, the Sub-Adviser will generally seek to own a portfolio with an average duration of 3 - 5 years. Duration measures the interest rate sensitivity of a debt security by assessing and weighting the present value of the security's payment pattern. Generally, the longer the maturity, the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. While the Sub-Adviser will perform credit analysis on the issuers and debt securities considered for the Fund, there are no credit rating requirements for any particular investment, and over 90% of the debt securities purchased by the Fund are expected to be rated less than investment grade and issued by highly-leveraged issuers facing business and financial challenges.

In selecting equity securities for the Fund, the Sub-Adviser will perform analysis on companies similar to that performed with respect to debt securities in which it invests. Consistent with the foregoing, the Sub-Adviser may select credit-related equity securities paying dividends (or expecting to pay dividends), such as preferred stocks and stocks that represent pools of loans. As with debt securities purchased for the Fund, there are no credit rating requirements for issuers or underlying loans. In addition, the Sub-Adviser may determine to establish short positions in equity securities, including common stocks or exchange traded products, in order to hedge against interest rate, credit, individual security or systemic market risk.

In general, the Sub-Adviser expects to hold debt securities acquired for the Fund until the securities mature (either by completing their term or through early maturity as a result of realizing the anticipated catalyst). The Sub-Adviser may, however, sell debt securities when an anticipated catalyst fails to occur or becomes unlikely, if the issuer's financial condition has deteriorated or the Sub-Adviser believes it will deteriorate, when the price of the security rises to a price at which the Sub-Adviser considers the security fully-valued, or when the Sub-Adviser believes there are better market opportunities available. The Sub-Adviser will generally sell equity positions when the issuer's financial condition has deteriorated or the Sub-Adviser believes it will deteriorate, when the price of the security rises to a price at which the Sub-Adviser considers the security fully-valued or the Sub-Adviser believes there are better opportunities available. The Sub-Adviser may close short positions when the Sub-Adviser believes the hedge should be removed, when the Sub-Adviser believes the underlying security's value will materially appreciate or when the Sub-Adviser believes there are better opportunities available.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest not less than 80% of the Fund's total assets in non-investment grade securities
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

Fixed Income Risks: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk, yield curve risk, prepayment risk and liquidity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

•	Credit Risk. The value of the Fund's fixed income investments is dependent on the creditworthiness of their issuers. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Fund's fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally, when interest rates rise, the value of the Fund's fixed income investments is expected to decline.

•	Maturity Risk. The value of the Fund's fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

•	Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Fund. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable fixed income investments with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a fixed income investments will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term fixed income investments prices decrease relative to short-term fixed income investments prices.

•	Prepayment risk. This is the risk that the issuers of fixed income investments owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in fixed income investments with lower interest rates, which can reduce the Fund's returns.

•	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly referred to as “junk bonds”) are considered to be speculative with respect to the issuer's continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. The retail secondary market for high yield securities may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund's shares and the income it earns.

Senior Loan Risk: The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund's net asset value (“NAV”) and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower's obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Loan Participation Risk. A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of borrower's principal and interest payments. The principal credit risk associated with acquiring loan participation interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Market Risk. Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser's control, including the quality of the Fund's investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company's goods and services and general equity market conditions. In a declining market, the values of all securities (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when values generally rise and periods when they generally decline.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time.  In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects.

Dividend Yield Risk. While the Fund may hold equity securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Lower priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market. Common equity is subordinated to preferred equity and debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred equity or debt instruments of such issuers.

Preferred Equity Securities. There are risks associated with investing in preferred equity securities, including:

•	Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring or omitting its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

•	Subordination. Preferred securities are generally subordinated to bonds and other debt instruments in a company's capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

•	Limited Voting Rights. Generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of hybrid-preferred securities, as described under “Investment Objectives and Policies,'' holders generally have no voting rights.

•	Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in Federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.

Short Sales Risk. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. If the underlying security's price increases during the period, then the Fund will realize a loss on the transaction. The Fund will be required to segregate assets on its books to cover short obligations, which means that those other assets may not be available to meet the Fund's cash or liquidity needs. In addition, the Fund will pay the broker-dealer lender on a short position any dividends or interest that accrue during the period of the loan, and the net proceeds of the short sale may be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

Income Risk. The income that shareholders receive from the Fund is based primarily on the interest or dividends it earns from the Fund's investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, distribution rates of the Fund's bond holdings could drop as well. The Fund's income also would likely be affected adversely when prevailing short-term interest rates increase.

Municipal Market Volatility Risk. Municipal securities may be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

U.S. Government Securities Risk. Obligations issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the securities will increase and, in fact, the market values of such obligations may fluctuate. In addition, not all U.S. government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Tax Risk. The Fund's investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the U.S. tax code, future changes in tax laws and regulations, including changes as a result of the “sunset” provisions that currently apply to the favorable tax treatment of tax-advantaged dividends. There can be no assurance that any portion of the Fund's income distributions will not be fully taxable as ordinary income. The Fund's ability to pursue its investment objective, the value of the Fund's investments and the Fund's net asset value may be adversely affected by changes in tax rates and policies.

Absence of Prior Active Market Risk. Although the Shares in the Fund are approved for listing on the NYSE Arca (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses.  High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains.  If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions.  High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.  See “Federal Income Taxes”.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund's NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund's NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund's NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information for the Fund will be provided once it has annual returns for a full calendar year.
The Credit Strategist High Yield Opportunities Fund | The Credit Strategist High Yield Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
1 Year	rr_ExpenseExampleYear01	$ 102.90
3 Years	rr_ExpenseExampleYear03	$ 321.12

[1]	Expenses are based on estimated amounts for the current fiscal year. The management fee is structured as a “unified fee”, out of which the Fund's sub-adviser pays all expenses of the Fund, except for the Sub-Adviser's fee; payments under any 12b-1 plan; brokerage expenses; taxes; interest; litigation expenses; acquired fund fees and expenses; and other extraordinary expenses of the Fund.